CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH EQUIVALENTS
Schedule of Cash and Cash Equivalents [Table Text Block]

	2021	2020
Total cash and cash equivalents	47,183	24,696
Short term investment	—	—
Total cash and cash equivalents	47,183	24,696